Intangible Assets, Goodwill and Other Long Term Assets - Schedule of Amortization Expenses of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Amortization Expenses of Intangible Assets [Line Items]
Amortization expenses	$ 8,258	$ 7,234	$ 7,183
Cost of Goods Sold [Member]
Schedule of Amortization Expenses of Intangible Assets [Line Items]
Amortization expenses	5,915	5,491	5,376
Other Expenses and Income [Member]
Schedule of Amortization Expenses of Intangible Assets [Line Items]
Amortization expenses	590
Selling and Marketing Expenses [Member]
Schedule of Amortization Expenses of Intangible Assets [Line Items]
Amortization expenses	$ 1,753	$ 1,743	$ 1,807